Derivatives and hedging (Schedule of Losses Reclassified From Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)	$ (261)	$ 327
Cost of revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)	(17)	23
Research and development
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)	(142)	173
Sales and marketing
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)	(59)	60
General and administrative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)	$ (43)	$ 71